S000010615 [Member] Expense Example - S000010615 [Member]	May 31, 2026 USD ($)
C000029350 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 381
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,357
C000029352 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,611
C000029353 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	852
C000122656 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	827
C000175730 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	768
C000255598 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 852